24. SHARE BASED PAYMENT (Details Narrative) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Number R$ / shares	Dec. 31, 2016 BRL (R$) R$ / shares	Dec. 31, 2015 BRL (R$)
Share Based Payment Details Narrative
Weighted average exercise prices of the outstanding options	R$ 60.29
Weighted average of the remaining contractual term	34 months
Capital reserve | R$	R$ 115.1	R$ 41.0	R$ 7.0
Expense from share-based payment transactions with employees | R$		R$ 43.5
Number of share exercised | Number
Average price per share (in dollars per share)	R$ 53.60
Weighted average fair value of options outstanding	R$ 11.36	R$ 11.54